Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 18, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.69%	2.50%	2.00%	[1]
Performance Inception Date		Apr. 02, 2018
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.46%	1.50%	1.19%	[1]
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.33%	1.49%	1.18%	[1]
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.69%	2.59%	2.10%	[1]
Performance Inception Date		Dec. 10, 2019
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.68%	2.64% [1]	2.12%	[1]
Performance Inception Date		May 15, 2020
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.29%	2.47%	1.78%
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
Invesco Conservative Income Fund (Institutional Class) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.70%	2.61%	2.11%
Performance Inception Date		Jul. 01, 2014
Invesco Conservative Income Fund (Institutional Class) | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.42%	1.56%	1.27%
Invesco Conservative Income Fund (Institutional Class) | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.34%	1.55%	1.25%
Invesco Conservative Income Fund (Institutional Class) | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.29%	2.47%	1.78%
Invesco Conservative Income Fund (Institutional Class) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%

[1]	Performance shown prior to the inception date is that of the Fund's Institutional Class shares. The inception date of the Fund's Institutional Class shares is July 1, 2014. Although invested in the same portfolio of securities, Class A, Class Y and Class R6 shares' returns of the Fund will be different from Institutional Class shares’ returns of the Fund as they have different expenses.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.